Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of provisional accounting statement for interim dividend (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholder Remuneration System And Earnings Per Share [Abstract]
Profit (loss) before tax	€ 6,549.0	€ 19,027.0	€ 16,459.0	€ 15,250.0
Income tax	373.0	5,283.0	4,276.0	4,486.0
Dividends recognised as distributions to owners	0.0	(3,677.0)	(3,009.0)	(2,348.0)
Dividends, Maximum Amount Distributable	6,176.0
Cash, cash balances at Central Banks and other deposits on demand	€ 87,847.0	€ 192,208.0	€ 220,342.0	€ 223,073.0	€ 210,689.0